Stockholders' Equity (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Twin Vee Powercarsco [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of options, Granted	$ 188,761
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding at beginning of period	84,540	67,250	67,250
Weighted average exercise price at beginning of period	$ 1.56	$ 2.25	$ 2.25
Fair value of options at beginning of period
Number of options, Granted			87,300	91,875
Weighted average grant - date fair value price, Granted			$ 0.84	$ 2.25
Weighted average remaining life (years), Granted				2 years 6 months 21 days	3 years
Fair value of options, Granted			$ 48,015	$ 71,955
Number of options, Exercised
Weighted average exercise price, Exercised
Fair value of options, Exercised
Number of options, Forfeited/canceled			(70,010)	(24,625)
Weighted average grant - date fair value price, Forfeited/canceled			$ (1.32)	$ (2.25)
Fair value of options, Forfeited/canceled			$ (38,505)	$ (34,968)
Weighted average remaining life (years)			1 year 6 months 25 days	2 years 25 days
Fair value of options at ending of period			$ 46,497	$ 36,987
Number of options outstanding at ending of period			84,540	67,250
Weighted average exercise price at ending of period			$ 1.56	$ 2.25
Restricted Stock Units (RSUs) [Member] | Twin Vee Powercarsco [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding at beginning of period	7,567	6,725	6,725
Weighted average exercise price at beginning of period	$ 15.98	$ 22.50	$ 22.50
Number of options, Granted	8,900	8,730
Weighted average grant - date fair value price, Granted	$ 4.40	$ 8.38
Number of options, Exercised	0	0
Weighted average exercise price, Exercised	$ 0	$ 0
Number of options, Forfeited/canceled	(3,415)	(6,611)
Weighted average remaining life (years)	1 year 10 months 20 days	1 year 9 months 25 days	1 year 6 months 29 days	2 years 25 days
Number of options outstanding at ending of period	13,032	8,844	7,567	6,725
Weighted average exercise price at ending of period	$ 10.04	$ 15.52	$ 15.98	$ 22.50
Aggregate intrinsic value at beginning of period	$ 20,734	$ 40,350	$ 40,350
Aggregate intrinsic value Granted	24,386	52,380
Aggregate intrinsic value Exercised	$ 0	$ 0
Weighted average exercise price, Forfeited/canceled	$ 6.86	$ 13.19
Aggregate intrinsic value Forfeited/canceled	$ (9,357)	$ (39,666)
Aggregate intrinsic value at ending of period	$ 35,763	$ 53,064	$ 20,734	$ 40,350
Weighted average exercise price, Forfeited/canceled	$ (6.86)	$ (13.19)